Income Tax Matters - Narrative (Details) € in Millions, S/ in Millions, R$ in Millions				1 Months Ended		12 Months Ended
	Jun. 13, 2019 EUR (€)	Jan. 01, 2019 EUR (€)	Jan. 01, 2018 EUR (€)	Mar. 31, 2019 EUR (€)	Aug. 31, 2015	Dec. 31, 2019 EUR (€) company	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 EUR (€) company	Dec. 31, 2017 EUR (€)	Dec. 31, 2019 BRL (R$) company	Dec. 31, 2019 PEN (S/) company	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 PEN (S/)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Number of consolidated tax group companies | company						42		44		42	42
Deferred tax assets						€ 6,682.0		€ 7,631.0	€ 7,820.0
Deferred tax liabilities						2,908.0		2,674.0	2,145.0
Disposal of deferred tax assets								215.0
Tax receivables for indirect taxes						941.0		1,073.0
Income tax expense						1,054.0		1,621.0	€ 1,219.0
Positive tax effect of impairment of goodwill						1,552.0
Amortized goodwill for tax purposes						352.0		283.0
Losses on litigation settlements						3,416.0	R$ 15,460
Other provisions						2,316.0		3,138.0
Unused tax deductions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets						6,682.0		7,631.0
Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets						5,110.0		4,590.0
Deferred tax liabilities						5,679.0		4,883.0
Workforce restructuring plan
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets								101.0
PIS/COFINS
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax receivables for indirect taxes						452.0		568.0
Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets						1,420.0		2,272.0
Tax credits recognized						95.0
Capitalized tax loss carryforward								791.0
Tax credits reversed								477.0
Unused tax loss carryforwards						7,738.0
Unused tax losses for which no deferred tax asset recognised						513.0
Spain | Total unused tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets						1,459.0
Germany
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets						695.0
Unused tax losses for which no deferred tax asset recognised						6,396.0
Latin America
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets						769.0
Unused tax losses for which no deferred tax asset recognised						382.0
Telefónica Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets						492.0
Disposal of deferred tax assets						207.0
Tax proceedings | Telefónica Peru
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Other provisions						154.0		439.0			S/ 580	€ 431.0	S/ 1,521
Deferred Tax Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax relating to items credited (charged) directly to equity						2.0		(89.0)
Deferred Tax Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax relating to items credited (charged) directly to equity						(12.0)		(13.0)
IFRIC 23
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase (decrease) in deferred tax liability (asset)		€ 313.0				69.0
Tribunal Economico-Administrativo Central - Overpayments in 2008-2011
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Transfers of deferred tax assets movement						702.0
Proceeds from favorable tax appeal	€ 201.0					201.0
Tribunal Economico-Administrativo Central - Overpayments in 2008-2011 | Telefónica Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax expense						201.0
Peru - Rulings in June and August 2015 | Tax proceedings | Telefónica Peru
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Other provisions						633.0					S/ 2,355
Telefonica Moviles Mexico
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Reversal of deferred tax assets						454.0
Disposal of deferred tax assets						454.0		327.0
Telefonica Moviles Mexico | Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Reversal of deferred tax assets						271.0
Telefonica Moviles Mexico | Deferred Tax Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Reversal of deferred tax assets						183.0
Telefónica Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets						122.0
Deferred tax liabilities						304.0
Tax credits recognized								160.0
Disposal of deferred tax assets						127.0
Amortized goodwill for tax purposes						2,186.0				R$ 9,895
Telefónica Brazil | Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Disposal of deferred tax assets								271.0
Increase (decrease) in deferred tax liability (asset)								(184.0)
Telefónica Brazil | Goodwill amortized for tax
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities								415.0
Group 3G UMTS Holding
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits recognized						81.0
Applied tax loss carryforwards						77.0
Colombia Telecomunicaciones, S.A, ESP
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits recognized								106.0
Applied tax loss carryforwards								57.0
Telefonica Venezolana | Hyperinflation adjustment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax expense								186.0
Telefónica Germany Holdings Ltd. Holding company
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits recognized								84.0
Applied tax loss carryforwards								77.0
Telefonica, S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets						6,682.0		7,631.0
Deferred tax liabilities						2,908.0		2,674.0
Disposal of deferred tax assets			€ 27.0
Increase (decrease) in deferred tax liability (asset)			€ 164.0
Deferred tax liabilities reclassified						209.0		206.0
Telefonica, S.A. | Unused tax deductions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets						1,459.0		1,422.0
Telefonica, S.A. | Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets						2,339.0		2,381.0
Telefónica Peru
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Percentage of dispute that accounts for total amount under litigation					75.00%
Telefónica Peru | Tribunal Economico-Administrativo Central - Overpayments in 2008-2011
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax expense						154.0
Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Proceeds from favorable tax appeal				€ 1.4
Less than 1 year | Unused tax deductions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets						747.0		1,736.0
Less than 1 year | Spain | Unused tax deductions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets						525.0		1,461.0
Subsidiaries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities						157.0		307.0
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised						€ 285.0		€ 129.0